Commitments and contingencies (Details)		12 Months Ended
	Apr. 18, 2016	Dec. 31, 2021 USD ($) Product	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
License Agreements [Abstract]
Royalty expenses		$ 25,973,000	$ 22,592,000	$ 8,419,000
Other Matters [Abstract]
Liabilities recognized in relation to ongoing legal matters		6,000,000	6,000,000
Lease Commitments [Abstract]
Finance lease commitments		$ 0	0
Metreleptin [Member]
Other Matters [Abstract]
Liabilities recognized in relation to revenue rebates			21,382,000
Lomitapide [Member]
License Agreements [Abstract]
Minimum number of products covered by licensed patent right | Product		1
Amryt GmbH [Member]
License Agreements [Abstract]
Percentage of royalties on sales	9.00%
Period of sales considering from first commercial sale		10 years
Amryt GmbH [Member] | Oleogel S10 [Member]
License Agreements [Abstract]
Percentage of royalties on sales		9.00%
Amryt GmbH [Member] | Other Betulin Products [Member]
License Agreements [Abstract]
Percentage of royalties on sales		6.00%
Aegerion [Member]
Legal Matters [Abstract]
Settlements due as a current liability		$ 0	3,976,000
Aegerion [Member] | Other Liabilities [Member]
Legal Matters [Abstract]
Settlement payments by subsidiary		23,036,000
Aegerion [Member] | Metreleptin [Member]
License Agreements [Abstract]
Royalty expenses		23,905,000	20,492,000	5,104,000
Aegerion [Member] | Lomitapide [Member]
License Agreements [Abstract]
Royalty expenses		$ 1,992,000	$ 2,026,000	$ 803,000